1997 ANNUAL REPORT


IDS
Tax-Exempt
Bond Fund
(prospectus enclosed)

(icon of) shield with Greek column

The goal IDS Tax-Exempt Bond Fund, Inc. is to earn as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investment by investing primarily in investment-grade bonds and other debt securities.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

             AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) shield with Greek column

Double-barreled benefit

Most of the public facilities that we take for granted -- schools, water and sewer systems, highways, government buildings -- are, in effect, largely funded by loans from citizens. These loans take the form of state and local government bonds (called "municipals"), which are bought by investors, including Tax-Exempt Bond Fund. The government gets the funding it needs, while the bond-buyers, including Fund shareholders, get ongoing interest income. But there's another, bigger benefit with municipals: Investors pay no federal taxes on the income they generate and potentially no state taxes.

Contents

(icon of) one open book inside of another

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

    1997 annual report

    From the chairman                                                4
    From the portfolio manager                                       4
    The Fund's ten largest holdings                                  6
    Making the most of the Fund                                      7
    The Fund's long-term performance                                 8
    Independent auditors' report                                     9
    Financial statements                                            10
    Notes to financial statements                                   13
    Investments in securities                                       21
    IDS mutual funds                                                32
    Federal income tax information                                  36

    1998 prospectus
    The Fund in brief                                               3p
    Goal                                                            3p
    Investment policies and risks                                   3p
    Manager and distributor                                         3p
    Portfolio manager                                               3p
    Alternative purchase arrangements                               4p

    Sales charge and Fund expenses                                  5p

    Performance                                                     7p
    Financial highlights                                            7p
    Total returns                                                   9p
    Yield                                                          10p

    Investment policies and risks                                  12p
    Facts about investments and their risks                        12p
    Alternative investment option                                  14p
    Valuing Fund shares                                            15p

    How to purchase, exchange or redeem shares                     16p
    Alternative purchase arrangements                              16p
    How to purchase shares                                         18p
    How to exchange shares                                         21p
    How to redeem shares                                           22p
    Reductions and waivers of the sales charge                     27p

    Special shareholder services                                   32p
    Services                                                       32p
    Quick telephone reference                                      32p

    Distributions and taxes                                        33p
    Dividend and capital gain distributions                        33p
    Reinvestments                                                  34p
    Taxes                                                          34p
    How to determine the correct TIN                               36p

    How the Fund is organized                                      37p
    Shares                                                         37p
    Voting rights                                                  37p
    Shareholder meetings                                           37p
    Board members and officers                                     37p
    Investment manager                                             39p
    Administrator and transfer agent                               40p
    Distributor                                                    41p

    About American Express Financial Corporation                   42p
    General information                                            42p

    Appendices                                                     43p
    1998 federal tax-exempt and taxable
        equivalent yield calculations                              43p
    Descriptions of derivative instruments                         45p


(This annual report is not part of the prospectus.)

(picture of) William R. Pearce
             Chairman of the board

(picture of) Terry L. Seierstad
             Portfolio manager

      To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that in late October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.


(signature of) William R. Pearce
      William R. Pearce

      From the portfolio manager

      A well-positioned portfolio allowed IDS Tax-Exempt Bond Fund to capitalize on an improving bond market and post a healthy gain for the past fiscal year. For investors in the Fund's Class A shares, the total return, which includes net asset value change and dividends, was 7.8% from December 1996 through November 1997. Most of the return came in the form of dividends.

      The first several months of the period were something of a struggle, however. Throughout most of the winter, concerns that inflation was about to pick up led to a wave of bond-selling that, aside from a brief respite in early February, drove interest rates up and bonds prices down until late April.

      Things got better from that point. Reassured by reports of still-tame inflation and encouraged that Congress and the president had agreed to bring the federal budget into balance, investors began moving back into the bond market. The positive trend continued largely uninterrupted through the end of November, resulting in falling interest rates and a strong bond rally that more than made up for the previous downturn.

      Duration strategy helps

      As for the Fund, its performance basically tracked that of the broad bond market -- slipping early, then recovering well. Although the Fund's net asset value did fluctuate with the swings in long-term interest rates, volatility was limited by the close-to-neutral duration of the portfolio. (Duration, a function of the average maturity of the portfolio's investments, determines how sensitive the net asset value is to changes in interest rates. The longer the duration, the greater the sensitivity.) About mid-period, I lengthened the duration somewhat in anticipation of an interest-rate decline. This strategy enhanced the Fund's value over the ensuing months.

      Also benefiting performance was the credit-quality "barbell" investment approach I employed for most of the period. This involves investing roughly equal amounts of assets in two categories -- AAA and BBB. The higher yields offered by the BBB holdings provided a good complement to the superior quality of the AAA securities. In addition, early in the period, prices of BBB securities held up better than higher-rated securities when interest rates rose. Late in the period, I reduced the BBB holdings somewhat in favor of more AAA bonds, as I felt BBBs had lost some of their price-appreciation potential.

      As we begin a new fiscal year, I think the investment environment remains favorable for bonds. Inflation appears to be still under control, and it seems unlikely that the economy will grow at a strong-enough pace to drive consumer prices meaningfully higher in the months head. On top of that, the federal budget deficit continues to come down, another positive trend that tends to hold down interest rates. Barring a major change in those factors, I expect municipal bonds to continue to perform well.


      (signature of Terry L. Seierstad)
      Terry L. Seierstad

Class A
12-month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $ 4.11
Nov. 30, 1996         $ 4.01
Increase              $ 0.10

Distributions
Dec. 1, 1996 - Nov. 30, 1997

From income           $ 0.21
From capital gains    $  --
Total distribution    $ 0.21

Total return*         +7.8%**

Class B
12-month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $ 4.11
Nov. 30, 1996         $ 4.01
Increase              $ 0.10

Distributions
Dec. 1, 1996 - Nov. 30, 1997

From income           $0.18
From capital gains    $ --
Total distribution    $0.18

Total return*         +6.9%**

Class Y
12-month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $ 4.11
Nov. 30, 1996         $ 4.01
Increase              $ 0.10

Distributions
Dec. 1, 1996 - Nov. 30, 1997

From income           $ 0.21
From capital gains    $  --
Total distribution    $ 0.21

Total return*         +7.9%**

      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.


(This annual report is not part of the prospectus.)

 The Fund's ten largest holdings

(icon of) pie chart

The ten holdings listed here make up 22.15% of the Fund's net assets


                                        Percent                        Value
                          (of Fund's net assets)        (as of Nov. 30, 1997)

 San Antonio Texas Water Refunding Revenue Bonds
 (FGIC Insured)
 6.40% 2007                               2.67%                  $27,268,500


 San Antonio Texas Electric & Gas Systems
 Refunding Revenue Bonds Series 1989-89A
 6.50% 2012                               2.66                    27,233,588


 Delaware County Pennsylvania Industrial Development
 Authority Pollution Control Refunding Revenue Bonds
 Philadelphia Electric Series A
 7.375% 2021                              2.51                    25,674,372


 Public Building Commission of Chicago Illinois Building
 Revenue Bonds Board of Education of Chicago
 Series 1990A Escrowed to Maturity (MBIA Insured)
 6.50% 2018                               2.41                    24,595,335


 New York State Urban Development Correctional Capital
 Facilities Revenue Bonds Series 4
 5.375% 2023                              2.26                    23,096,263


 Georgia Municipal Electric Authority Special
 Obligation Bonds Project 1 4th Crossover Series X
 (Secondary MBIA Insured)
 6.50% 2020                               2.24                    22,935,278


 Eastern North Carolina Municipal Power Agency
 Power System Refunding Revenue Bonds Series 1989A
 6.50% 2024                               1.98                    20,294,600


 Dormitory Authority New York City Court
 Facility Lease Revenue Bonds Series 1993A
 5.25% 2021                               1.87                    19,091,600


 Washington Issaquah School District 411 King County
 Unlimited Tax General Obligation Refunding Bonds
 Series 1992
 6.375% 2008                              1.87                    19,069,530


 New York State Mortgage Agency Homeowner
 Mortgage Revenue Bonds Series TT
 7.50% 2015                               1.68                    17,150,442


(This annual report is not part of the prospectus.)

      Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

      You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.


(This annual report is not part of the prospectus.)

      The Fund's long-term performance


      Three ways to benefit from a mutual fund:
    o your shares increase in value when the Fund's investments do well

    o you receive capital gains when the gains on investments sold by the Fund exceed losses

    o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return and you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

     How your $10,000 has grown in IDS Tax-Exempt Bond Fund

                                                             Lehman Brothers
                                                        Municipal Bond Index


                                                                     $20,258
       $20,000                                                    Tax-Exempt
                                                                   Bond Fund
                                                                     Class A

       $10,000

        $9,500

      '87    '88    '89    '90    '91    '92    '93    '94    '95    '96    '97

      Assumes: oHolding period from 12/1/87 to 11/30/97. oReturns do not reflect taxes payable on distributions. oReinvestment of all income and capital gain distributions for the Fund, with a value of $22,152. Also see "Performance" in the Fund's current prospectus.

      Lehman Brothers Municipal Bond Index is made up of a representative list of general obligation, revenue, insured and prefunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in Tax-Exempt Bond Fund.

 Average annual total return
 (as of Nov. 30, 1997)
                             1 year  Since Inception    5 years    10 years
       Class A               +2.39%              --%      +5.71%      +7.31%
       Class B               +2.94%             5.67*        --%         --%
       Class Y               +7.87%             7.96*        --%         --%

*Inception date was March 20, 1995.

      On the graph above you can see how the Fund's total return compared to widely cited performance measure, Lehman Brothers Municipal Bond Index. In comparing Tax-Exempt Bond Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #43 to Registration Statement No. 2-57328 filed on or about January 27, 1997 are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed


For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

      Federal income tax information

      IDS Tax-Exempt Bond Fund

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions.

      IDS Tax-Exempt Bond Fund
      Fiscal year ended Nov. 30, 1997

      Class A
       Exempt-interest dividends -- taxable status explained below.
       Payable date                                              Per share
       Dec. 26, 1996                                              $0.01673
       Jan. 29, 1997                                               0.01902
       Feb. 26, 1997                                               0.01732
       March 26, 1997                                              0.01568
       April 28, 1997                                              0.01898
       May 28, 1997                                                0.01689
       June 26, 1997                                               0.01662
       July 25, 1997                                               0.01637
       Aug. 27, 1997                                               0.01838
       Sept. 25, 1997                                              0.01674
       Oct. 28, 1997                                               0.01860
       Nov. 25, 1997                                               0.01615
       Total                                                       0.20748

       Taxable dividend -- income distribution.
       Payable date                                              Per share
       Dec. 26, 1996                                              $0.00029
       Total distributions                                        $0.20777

      Class B
       Exempt-interest dividends -- taxable status explained below.
       Payable date                                              Per share
       Dec. 26, 1996                                              $0.01426
       Jan. 29, 1997                                               0.01624
       Feb. 26, 1997                                               0.01501
       March 26, 1997                                              0.01337
       April 28, 1997                                              0.01631
       May 28, 1997                                                0.01443
       June 26, 1997                                               0.01421
       July 25, 1997                                               0.01394
       Aug. 27, 1997                                               0.01560
       Sept. 25, 1997                                              0.01430
       Oct. 28, 1997                                               0.01581
       Nov. 25, 1997                                               0.01378
       Total                                                      $0.17726

       Taxable dividend -- income distribution.
       Payable date                                              Per share
       Dec. 26, 1996                                              $0.00029
       Total distributions                                        $0.17755

      Class Y
       Exempt-interest dividends -- taxable status explained below.
       Payable date                                              Per share
       Dec. 26, 1996                                              $0.01728
       Jan. 29, 1997                                               0.01965
       Feb. 26, 1997                                               0.01784
       March 26, 1997                                              0.01619
       April 28, 1997                                              0.01958
       May 28, 1997                                                0.01722
       June 26, 1997                                               0.01682
       July 25, 1997                                               0.01660
       Aug. 27, 1997                                               0.01864
       Sept. 25, 1997                                              0.01697
       Oct. 28, 1997                                               0.01883
       Nov. 25, 1997                                               0.01637
       Total                                                      $0.21199

       Taxable dividend -- income distribution.
       Payable date                                              Per share
       Dec. 26, 1996                                              $0.00029
       Total distributions                                        $0.21228

      Federal taxation

      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation

      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes.

(This annual report is not part of the prospectus)

      Source of income by state

      Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 1997 are listed below.

      Alabama                                                        0.431%
      Alaska                                                         0.752
      Arizona                                                        3.388
      California                                                     8.854
      Colorado                                                       1.637
      Connecticut                                                    0.843
      Delaware                                                       0.207
      Florida                                                        3.461
      Georgia                                                        2.843
      Hawaii                                                         0.630
      Idaho                                                          0.380
      Illinois                                                       8.613
      Indiana                                                        2.841
      Iowa                                                           0.429
      Kansas                                                         0.126
      Kentucky                                                       0.785
      Louisiana                                                      2.409
      Maryland                                                       2.678
      Massachusetts                                                  2.310
      Michigan                                                       2.748
      Minnesota                                                      3.243
      Mississippi                                                    0.071
      Missouri                                                       1.609
      Nevada                                                         0.237
      New Hampshire                                                  0.043
      New Jersey                                                     1.704
      New Mexico                                                     0.085
      New York                                                      13.970
      North Carolina                                                 3.986
      North Dakota                                                   0.449
      Ohio                                                           0.896
      Oklahoma                                                       0.325
      Pennsylvania                                                   4.300
      Rhode Island                                                   0.163
      South Carolina                                                 0.441
      Tennessee                                                      0.031
      Texas                                                         13.400
      Utah                                                           0.012
      Virginia                                                       0.491
      Washington                                                     4.510
      Washington, DC                                                 2.020
      West Virginia                                                  0.991
      Wisconsin                                                      0.158
      Wyoming                                                        0.500

(This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS Financial Advisors


IDS Tax-Exempt Bond Fund
IDS Tower 10
Minneapolis, MN 55440-0010

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.